Cover	Apr. 14, 2025
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Form 8-K/A”) to the original Current Report on Form 8-K furnished by VERSES AI Inc. (the “Company”) to the United States Securities and Exchange Commission on April 14, 2025 (the “Original Form 8-K”) is being filed solely to expressly incorporate by reference the Original Form 8-K into the Company’s Registration Statement on Form F-10 (File No. 333-282301). The Original Form 8-K is amended to add the Incorporation by Reference language stated below. This Form 8-K/A should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K..
Document Period End Date	Apr. 14, 2025
Entity File Number	000-56692
Entity Registrant Name	VERSES AI INC.
Entity Central Index Key	0001879001
Entity Tax Identification Number	88-2921736
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2121 Avenue of the Stars
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	988-1944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	205 - 810 Quayside Drive
Entity Address, City or Town	New Westminster
Entity Address, Country	CA
Entity Address, Postal Zip Code	V3M 6B9